UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 100.1%
International Growth Portfolio	23,840,734	$226,248,569
International Value Portfolio	26,943,248	225,514,989
Multi-Asset Real Return Portfolio	13,841,163	123,186,351
Small-Mid Cap Growth Portfolio	6,323,795	74,747,251
Small-Mid Cap Value Portfolio	5,964,238	82,008,267
U.S. Large Cap Growth Portfolio	15,842,097	252,998,288
U.S. Value Portfolio	19,755,065	253,457,485
Volatility Management Portfolio	25,621,164	311,297,140

Total Investments - 100.1% (cost $1,263,453,934) (a)		1,549,458,340
Other assets less liabilities - (0.1)%		(1,205,224)

Net Assets - 100.0%		$1,548,253,116

(a)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $286,004,406 and gross unrealized depreciation of investments was $(0), resulting in net unrealized appreciation of $286,004,406.

AllianceBernstein Wealth Appreciation Strategy

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,549,458,340	$	– 0	–	$	– 0	–	$1,549,458,340

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 65.2%
International Growth Portfolio	11,436,517	$108,532,551
International Value Portfolio	12,932,910	108,248,460
Multi-Asset Real Return Portfolio	7,511,438	66,851,796
Small-Mid Cap Growth Portfolio	2,358,380	27,876,056
Small-Mid Cap Value Portfolio	2,240,565	30,807,761
U.S. Large Cap Growth Portfolio	8,282,898	132,277,876
U.S. Value Portfolio	10,297,449	132,116,264
Volatility Management Portfolio	22,236,604	270,174,737

		876,885,501

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.9%
Bond Inflation Protection Portfolio	10,553,603	107,857,822
Global Core Bond Portfolio	25,690,095	267,690,796
High-Yield Portfolio	8,633,035	94,100,077

		469,648,695

Total Investments - 100.1% (cost $1,131,194,325)(a)		1,346,534,196
Other assets less liabilities - (0.1)%		(1,976,153)

Net Assets - 100.0%		$1,344,558,043

(a)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $220,832,085 and gross unrealized depreciation of investments was $(5,492,214), resulting in net unrealized appreciation of $215,339,871.

AllianceBernstein Balanced Wealth Strategy

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,346,534,196	$	– 0	–	$	– 0	–	$1,346,534,196

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Conservative Wealth Strategy

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 64.9%
Bond Inflation Protection Portfolio	3,761,427	$38,441,783
Global Core Bond Portfolio	10,121,883	105,470,020
Short Duration Bond Portfolio	11,106,252	105,065,145

		248,976,948

The AllianceBernstein Pooling Portfolios - Equity - 35.3%
International Growth Portfolio	1,738,892	16,502,087
International Value Portfolio	1,962,724	16,427,998
Multi-Asset Real Return Portfolio	645,978	5,749,204
Small-Mid Cap Growth Portfolio	235,728	2,786,307
Small-Mid Cap Value Portfolio	213,672	2,937,992
U.S. Large Cap Growth Portfolio	1,333,598	21,297,559
U.S. Value Portfolio	1,660,485	21,304,024
Volatility Management Portfolio	3,964,645	48,170,438

		135,175,609

Total Investments - 100.2% (cost $337,938,851)(a)		384,152,557
Other assets less liabilities - (0.2)%		(806,164)

Net Assets - 100.0%		$383,346,393

(a)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,311,447 and gross unrealized depreciation of investments was $(1,097,741), resulting in net unrealized appreciation of $46,213,706.

AllianceBernstein Conservative Wealth Strategy

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Underlying Portfolios*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$384,152,557	$	– 0	–	$	– 0	–	$384,152,557

*	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 77.2%
Financials - 15.9%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	6,517	$1,229,106
BlackRock, Inc.-Class A	4,840	1,475,716
Daiwa Securities Group, Inc.	108,000	877,254
Deutsche Bank AG (REG)	28,263	1,144,686
E*Trade Financial Corp. (a)	31,300	637,581
Goldman Sachs Group, Inc. (The)	2,200	351,582
Macquarie Group Ltd.	6,521	365,482
Morgan Stanley	9,900	305,514
State Street Corp.	28,300	1,847,141
UBS AG (REG) (a)	153,239	3,080,952

		11,315,014

Commercial Banks - 5.2%
Banco do Brasil SA	42,200	428,913
Bank Hapoalim BM	115,180	672,812
Bank Mandiri Persero Tbk PT	526,500	461,366
Bank of America Corp.	308,100	4,664,634
Bank of Montreal	8,720	613,448
Bank of Nova Scotia	11,300	725,647
China Construction Bank Corp.-Class H	815,000	598,486
Citigroup, Inc.	82,000	3,900,740
Credit Agricole SA	29,830	465,568
Danske Bank A/S	42,180	1,190,222
Fifth Third Bancorp	16,200	335,178
Grupo Financiero Banorte SAB de CV-Class O	116,230	848,818
HDFC Bank Ltd.	78,100	1,048,636
Industrial & Commercial Bank of China Ltd.-Class H	749,000	486,444
JPMorgan Chase & Co.	66,700	3,706,519
Kasikornbank PCL (NVDR)	114,900	657,658
KBC Groep NV (a)	19,300	1,149,736
KeyCorp	16,600	227,254
Lloyds Banking Group PLC (a)	1,351,896	1,762,170
Mitsubishi UFJ Financial Group, Inc.	225,100	1,270,534
PNC Financial Services Group, Inc. (The)	4,400	375,188
Sberbank of Russia (Sponsored ADR)	137,466	1,392,531
Shinhan Financial Group Co., Ltd.	15,320	669,750
Societe Generale SA	27,969	1,612,152
State Bank of India	16,680	716,107
Sumitomo Mitsui Financial Group, Inc.	23,700	961,704
Toronto-Dominion Bank (The)	22,550	1,118,037
UniCredit SpA	214,510	1,872,816
Wells Fargo & Co.	69,400	3,524,132

		37,457,200

Consumer Finance - 1.3%
Capital One Financial Corp.	45,700	3,605,273
Discover Financial Services	35,100	2,075,463
Muthoot Finance Ltd.	258,375	856,367
Shriram Transport Finance Co., Ltd.	109,258	1,752,142
SLM Corp.	149,200	1,284,612

		9,573,857

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc.-Class B (a)	10,700	$1,373,238
IG Group Holdings PLC	79,188	799,265
ING Groep NV (a)	56,283	789,362
IntercontinentalExchange Group, Inc.	19,772	3,883,221
McGraw Hill Financial, Inc.	2,700	220,779
ORIX Corp.	128,700	2,058,688
Voya Financial, Inc.	38,200	1,367,560

		10,492,113

Insurance - 4.7%
Admiral Group PLC	129,190	3,160,545
AIA Group Ltd.	754,600	3,788,587
Allstate Corp. (The)	24,200	1,409,892
American Financial Group, Inc./OH	23,500	1,371,930
American International Group, Inc.	60,600	3,276,642
AON PLC	22,800	2,050,632
Assurant, Inc.	20,200	1,369,762
Aviva PLC	65,890	579,760
BB Seguridade Participacoes SA	148,700	1,891,689
Chubb Corp. (The)	17,800	1,649,348
Genworth Financial, Inc.-Class A (a)	79,500	1,350,705
Lancashire Holdings Ltd.	154,486	1,680,580
Lincoln National Corp.	56,300	2,700,148
Muenchener Rueckversicherungs AG	5,200	1,153,683
PartnerRe Ltd.	18,300	1,964,871
Prudential PLC	132,400	3,079,871
Suncorp Group Ltd.	46,873	583,839
Travelers Cos., Inc. (The)	8,900	831,705
Unum Group	4,900	166,159
XL Group PLC	10,100	327,846

		34,388,194

Real Estate Investment Trusts (REITs) - 0.0%
Stockland	389	1,414

Real Estate Management & Development - 1.4%
Aeon Mall Co., Ltd.	23,500	593,523
Ayala Land, Inc.	382,700	263,465
China Overseas Land & Investment Ltd.	128,000	336,048
Country Garden Holdings Co., Ltd.	1,725,000	728,570
Daito Trust Construction Co., Ltd.	23,600	2,563,045
Global Logistic Properties Ltd.	1,310,000	2,907,555
Hang Lung Properties Ltd.	562,000	1,790,384
Lend Lease Group	78,790	985,347

		10,167,937

Thrifts & Mortgage Finance - 0.3%
Housing Development Finance Corp.	165,040	2,454,833

		115,850,562

Consumer Discretionary - 13.0%
Auto Components - 1.4%
Cie Generale des Etablissements Michelin-Class B	11,098	1,366,663
Dana Holding Corp.	55,600	1,230,984
GKN PLC	119,040	784,407
Lear Corp.	7,400	651,570

Company	Shares	U.S. $ Value
Magna International, Inc. (New York)-Class A	11,800	$1,207,376
Magna International, Inc. (Toronto)-Class A	4,650	475,764
Plastic Omnium SA	19,530	664,115
TRW Automotive Holdings Corp. (a)	17,400	1,476,738
Valeo SA	18,590	2,497,347

		10,354,964

Automobiles - 1.6%
Ford Motor Co.	111,300	1,829,772
Great Wall Motor Co., Ltd.-Class H	139,000	573,596
Honda Motor Co., Ltd.	49,300	1,730,676
Hyundai Motor Co.	2,630	579,959
Hyundai Motor Co. (Preference Shares)	540	76,296
Nissan Motor Co., Ltd.	106,600	962,070
Tata Motors Ltd.	123,960	868,475
Tata Motors Ltd.-Class A	74,570	326,001
Toyota Motor Corp.	63,500	3,596,379
Volkswagen AG (Preference Shares)	3,950	1,051,827

		11,595,051

Distributors - 0.1%
Inchcape PLC	38,508	402,900

Diversified Consumer Services - 0.7%
Estacio Participacoes SA	225,600	2,707,845
Kroton Educacional SA	95,000	2,411,574

		5,119,419

Hotels, Restaurants & Leisure - 1.4%
Ajisen China Holdings Ltd.	628,000	502,778
Galaxy Entertainment Group Ltd.	37,000	296,955
Melco Crown Entertainment Ltd. (ADR)	36,029	1,241,920
Melco International Development Ltd.	91,000	290,121
Merlin Entertainments PLC (a)(b)	114,152	697,248
Sodexo	23,117	2,486,458
Starbucks Corp.	45,430	3,327,293
William Hill PLC	105,121	627,190
Yum! Brands, Inc.	7,530	582,144

		10,052,107

Household Durables - 0.2%
PulteGroup, Inc.	61,600	1,204,896

Internet & Catalog Retail - 0.8%
Just Eat PLC (a)	190,434	782,053
Priceline Group, Inc. (The) (a)	3,920	5,012,229

		5,794,282

Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	18,470	2,381,152

Media - 2.3%
Comcast Corp.-Class A	119,380	6,231,636
Gannett Co., Inc.	64,100	1,781,339
Liberty Global PLC-Class A (a)	8,107	364,977
Liberty Global PLC-Series C (a)	55,313	2,367,397
Twenty-First Century Fox, Inc.-Class A	47,100	1,667,811

Company	Shares	U.S. $ Value
Walt Disney Co. (The)	51,503	$4,326,767

		16,739,927

Multiline Retail - 0.2%
Macy’s, Inc.	32,000	1,916,480

Specialty Retail - 2.5%
Foot Locker, Inc.	29,600	1,426,128
GameStop Corp.-Class A	50,000	1,892,500
Gap, Inc. (The)	20,000	824,600
Home Depot, Inc. (The)	46,900	3,762,787
Kingfisher PLC	91,070	599,784
L’Occitane International SA	147,500	348,240
Mr. Price Group Ltd.	34,000	547,892
O’Reilly Automotive, Inc. (a)	9,980	1,476,541
Office Depot, Inc. (a)	309,300	1,583,616
Shimamura Co., Ltd.	6,400	620,564
Sports Direct International PLC (a)	151,418	2,001,707
TJX Cos., Inc. (The)	43,100	2,346,795
Yamada Denki Co., Ltd.	248,100	917,836
Zhongsheng Group Holdings Ltd.	142,000	179,337

		18,528,327

Textiles, Apparel & Luxury Goods - 1.5%
Cie Financiere Richemont SA	27,650	2,917,490
Hugo Boss AG	7,744	1,101,381
Li & Fung Ltd.	1,644,000	2,379,869
Michael Kors Holdings Ltd. (a)	13,360	1,260,917
NIKE, Inc.-Class B	32,129	2,471,042
Prada SpA	26,400	197,646
Samsonite International SA	173,700	545,332

		10,873,677

		94,963,182

Information Technology - 10.9%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc. (a)	113,800	1,037,856
Cisco Systems, Inc.	34,600	851,852
F5 Networks, Inc. (a)	22,800	2,474,940
Harris Corp.	22,300	1,722,675

		6,087,323

Computers & Peripherals - 2.5%
Apple, Inc.	16,380	10,368,540
Asustek Computer, Inc.	83,000	914,440
Casetek Holdings Ltd.	103,000	570,786
Catcher Technology Co., Ltd.	189,000	1,692,461
Hewlett-Packard Co.	127,600	4,274,600
Inventec Corp.	450,000	420,773

		18,241,600

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	30,750	2,945,850
Arrow Electronics, Inc. (a)	18,300	1,055,910

		4,001,760

Company	Shares	U.S. $ Value
Internet Software & Services - 1.9%
Baidu, Inc. (Sponsored ADR) (a)	3,128	$519,248
CoStar Group, Inc. (a)	4,137	655,921
Facebook, Inc.-Class A (a)	43,340	2,743,422
Google, Inc.-Class A (a)	7,525	4,301,666
Google, Inc.-Class C (a)	7,525	4,221,375
Telecity Group PLC	119,188	1,420,825

		13,862,457

IT Services - 2.1%
Booz Allen Hamilton Holding Corp.	21,800	482,434
Cognizant Technology Solutions Corp.-Class A (a)	57,320	2,786,325
Fujitsu Ltd.	132,000	898,790
HCL Technologies Ltd.	15,400	372,193
Tata Consultancy Services Ltd.	15,660	568,759
Visa, Inc.-Class A	34,380	7,385,856
Western Union Co. (The)-Class W	51,900	839,223
Xerox Corp.	180,400	2,227,940

		15,561,520

Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	71,700	1,447,623
Intel Corp.	83,100	2,270,292
Linear Technology Corp.	72,050	3,325,828
Micron Technology, Inc. (a)	43,000	1,229,370
Novatek Microelectronics Corp.	184,000	943,306
NVIDIA Corp.	10,700	203,300
Samsung Electronics Co., Ltd.	1,220	1,728,219
SK Hynix, Inc. (a)	15,710	681,324
Sumco Corp.	69,800	548,793
Taiwan Semiconductor Manufacturing Co., Ltd.	167,000	669,335
Tokyo Electron Ltd.	10,000	603,297

		13,650,687

Software - 1.1%
ANSYS, Inc. (a)	22,691	1,666,654
Dassault Systemes	1,880	238,602
Electronic Arts, Inc. (a)	57,500	2,019,975
FireEye, Inc. (a)	23,480	771,788
Informatica Corp. (a)	31,813	1,164,038
NetSuite, Inc. (a)	12,562	1,011,115
ServiceNow, Inc. (a)	24,342	1,273,330

		8,145,502

		79,550,849

Health Care - 9.8%
Biotechnology - 2.7%
Actelion Ltd. (REG) (a)	14,774	1,470,275
Biogen Idec, Inc. (a)	20,262	6,471,075
Gilead Sciences, Inc. (a)	96,630	7,847,322
Quintiles Transnational Holdings, Inc. (a)	56,887	2,900,099
Theravance, Inc. (a)	11,200	320,880

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc. (a)	9,100	$657,566

		19,667,217

Health Care Equipment & Supplies - 0.9%
Intuitive Surgical, Inc. (a)	9,030	3,338,752
Medtronic, Inc.	48,300	2,947,749

		6,286,501

Health Care Providers & Services - 1.2%
Aetna, Inc.	21,800	1,690,590
Catamaran Corp. (a)	9,300	409,721
Health Net, Inc./CA (a)	23,700	947,526
McKesson Corp.	10,080	1,911,571
UnitedHealth Group, Inc.	35,239	2,806,082
WellPoint, Inc.	9,100	986,076

		8,751,566

Life Sciences Tools & Services - 0.5%
Eurofins Scientific SE	7,566	2,321,141
Mettler-Toledo International, Inc. (a)	6,809	1,668,341

		3,989,482

Pharmaceuticals - 4.5%
Allergan, Inc./United States	39,543	6,621,871
Astellas Pharma, Inc.	108,700	1,398,432
GlaxoSmithKline PLC	88,190	2,366,707
GlaxoSmithKline PLC (Sponsored ADR)	31,200	1,682,928
Johnson & Johnson	48,800	4,951,248
Lupin Ltd.	1,441	22,828
Merck & Co., Inc.	56,900	3,292,234
Novartis AG	20,580	1,851,667
Novo Nordisk A/S-Class B	6,550	277,328
Pfizer, Inc.	205,000	6,074,150
Richter Gedeon Nyrt	30,590	574,303
Roche Holding AG	8,070	2,378,650
Sun Pharmaceutical Industries Ltd.	127,410	1,312,469

		32,804,815

		71,499,581

Industrials - 8.9%
Aerospace & Defense - 1.6%
Airbus Group NV	39,650	2,844,235
Boeing Co. (The)	29,206	3,950,112
MTU Aero Engines AG	5,950	555,334
Northrop Grumman Corp.	5,900	717,145
Precision Castparts Corp.	7,550	1,909,999
Safran SA	17,180	1,166,392
Thales SA	6,680	400,096
Zodiac Aerospace	9,750	346,713

		11,890,026

Airlines - 0.7%
Copa Holdings SA-Class A	19,840	2,835,731
Delta Air Lines, Inc.	24,500	977,795
Japan Airlines Co., Ltd.	6,400	334,763

Company	Shares	U.S. $ Value
Qantas Airways Ltd. (a)	541,916	$710,136
Turk Hava Yollari (a)	176,299	599,453

		5,457,878

Building Products - 0.1%
Asahi Glass Co., Ltd.	66,000	368,362

Commercial Services & Supplies - 0.6%
Babcock International Group PLC	161,534	3,289,778
Edenred	41,431	1,298,811

		4,588,589

Construction & Engineering - 0.1%
URS Corp.	8,775	394,875

Electrical Equipment - 0.6%
AMETEK, Inc.	51,856	2,752,516
Sumitomo Electric Industries Ltd.	108,900	1,473,191

		4,225,707

Industrial Conglomerates - 1.5%
Alliance Global Group, Inc.	493,300	334,885
Bidvest Group Ltd.	26,920	748,778
Danaher Corp.	58,918	4,620,939
General Electric Co.	165,100	4,423,029
Hutchison Whampoa Ltd.	62,000	831,621

		10,959,252

Machinery - 0.9%
Caterpillar, Inc.	13,000	1,328,990
Dover Corp.	15,700	1,368,726
Illinois Tool Works, Inc.	2,700	233,685
ITT Corp.	19,700	860,496
Parker Hannifin Corp.	19,960	2,499,591

		6,291,488

Marine - 0.4%
AP Moeller-Maersk A/S-Class B	673	1,761,126
Nippon Yusen KK	354,000	1,048,018

		2,809,144

Professional Services - 2.0%
Applus Services SA (a)	67,300	1,504,536
Bureau Veritas SA	104,599	3,154,434
Capita PLC	243,429	4,520,849
Intertek Group PLC	87,482	4,279,648
SGS SA	462	1,159,661
Teleperformance	774	48,454

		14,667,582

Road & Rail - 0.3%
Canadian National Railway Co.	8,300	503,374
Central Japan Railway Co.	8,400	1,117,029
Globaltrans Investment PLC (Sponsored GDR) (b)	63,281	692,927

		2,313,330

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	37,500	$743,246

		64,709,479

Consumer Staples - 7.5%
Beverages - 1.1%
Asahi Group Holdings Ltd.	14,600	413,134
Carlsberg A/S-Class B	7,180	748,987
Diageo PLC	72,060	2,320,197
Monster Beverage Corp. (a)	48,217	3,345,295
SABMiller PLC (London)	16,550	919,987

		7,747,600

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	23,570	2,734,591
CVS Caremark Corp.	83,090	6,507,609
Jeronimo Martins SGPS SA	64,782	1,106,327
Koninklijke Ahold NV	69,630	1,266,216
Kroger Co. (The)	55,700	2,659,118
Lenta Ltd. (GDR) (a)(b)	98,502	1,034,271
Magnit OJSC (Sponsored GDR) (b)	1,844	107,321
Olam International Ltd.	637,105	1,189,521
Tsuruha Holdings, Inc.	5,000	268,772

		16,873,746

Food Products - 1.1%
Ajinomoto Co., Inc.	38,000	595,064
Danone SA	5,060	377,319
Hershey Co. (The)	23,140	2,252,448
Keurig Green Mountain, Inc.	13,250	1,494,335
Mead Johnson Nutrition Co.-Class A	32,780	2,932,827
Unilever PLC	6,990	314,284

		7,966,277

Household Products - 0.7%
Henkel AG & Co. KGaA	23,892	2,423,661
LG Household & Health Care Ltd.	2,180	1,091,276
Procter & Gamble Co. (The)	17,400	1,405,746

		4,920,683

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The)-Class A	22,050	1,689,471

Tobacco - 2.1%
British American Tobacco PLC	87,086	5,273,133
Imperial Tobacco Group PLC	26,631	1,202,594
Japan Tobacco, Inc.	140,200	4,762,374
Philip Morris International, Inc.	43,577	3,858,308

		15,096,409

		54,294,186

Energy - 5.3%
Energy Equipment & Services - 1.3%
Aker Solutions ASA	45,730	804,591
Halliburton Co.	29,900	1,932,736
Helmerich & Payne, Inc.	15,100	1,660,245
Nabors Industries Ltd.	21,200	556,076

Company	Shares	U.S. $ Value
Oceaneering International, Inc.	9,202	$663,004
Schlumberger Ltd.	33,332	3,467,861
Seadrill Ltd.	17,100	645,330

		9,729,843

Oil, Gas & Consumable Fuels - 4.0%
BG Group PLC	62,470	1,280,971
Canadian Natural Resources Ltd.	12,530	509,959
Chesapeake Energy Corp.	10,700	307,304
Chevron Corp.	26,500	3,253,935
China Petroleum & Chemical Corp.-Class H	768,400	694,876
ENI SpA	9,660	246,023
Exxon Mobil Corp.	55,100	5,539,203
Gazprom OAO (Sponsored ADR)	25,760	210,459
Hess Corp.	38,400	3,505,920
JX Holdings, Inc.	320,600	1,675,847
LUKOIL OAO (London) (Sponsored ADR)	9,630	544,673
NovaTek OAO (Sponsored GDR) (b)	4,000	464,000
Occidental Petroleum Corp.	32,400	3,229,956
Phillips 66	11,300	958,127
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	34,220	1,346,044
Suncor Energy, Inc. (Toronto)	16,880	649,638
Total SA	16,170	1,135,240
Valero Energy Corp.	59,400	3,329,370

		28,881,545

		38,611,388

Materials - 2.5%
Chemicals - 1.9%
Arkema SA	11,070	1,132,947
BASF SE	3,780	435,628
CF Industries Holdings, Inc.	1,000	243,310
Denki Kagaku Kogyo KK	139,000	506,873
Essentra PLC	195,947	2,595,945
Huntsman Corp.	18,100	483,089
JSR Corp.	70,700	1,193,626
Koninklijke DSM NV	14,097	1,017,336
LyondellBasell Industries NV-Class A	20,400	2,031,228
Monsanto Co.	27,904	3,400,102
Nippon Shokubai Co., Ltd.	13,000	164,351
Potash Corp. of Saskatchewan, Inc.	15,730	571,314

		13,775,749

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (b)	5,324	286,272

Metals & Mining - 0.5%
Barrick Gold Corp.	31,040	503,831
Dowa Holdings Co., Ltd.	52,000	462,008
MMC Norilsk Nickel OJSC (ADR)	48,920	937,796
Rio Tinto PLC	25,800	1,323,141

		3,226,776

Paper & Forest Products - 0.1%
Mondi PLC	48,084	864,968

Company	Shares	U.S. $ Value
		$18,153,765

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	75,800	2,688,626
Bezeq The Israeli Telecommunication Corp., Ltd.	225,053	403,968
Hellenic Telecommunications Organization SA (a)	34,060	488,515
Nippon Telegraph & Telephone Corp.	21,100	1,249,158
Orange SA	123,420	2,064,586
Vivendi SA (a)	38,129	999,794
Ziggo NV	13,850	653,113

		8,547,760

Wireless Telecommunication Services - 0.7%
China Mobile Ltd.	84,500	827,633
Rogers Communications, Inc.-Class B	7,040	284,509
Tower Bersama Infrastructure Tbk PT	482,500	317,434
Turkcell Iletisim Hizmetleri AS (a)	113,700	710,467
Vodafone Group PLC	642,977	2,254,306
Vodafone Group PLC (Sponsored ADR)	28,636	1,002,546

		5,396,895

		13,944,655

Utilities - 1.5%
Electric Utilities - 0.5%
Edison International	42,600	2,348,964
EDP - Energias de Portugal SA	170,660	807,710
Enel SpA	141,220	799,874

		3,956,548

Gas Utilities - 0.4%
Atmos Energy Corp.	26,400	1,322,640
UGI Corp.	30,700	1,494,169

		2,816,809

Independent Power Producers & Energy Traders - 0.4%
APR Energy PLC	120,132	1,606,894
Calpine Corp. (a)	66,900	1,560,108

		3,167,002

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	42,800	1,032,336
DTE Energy Co.	3,500	266,420

		1,298,756

		11,239,115

Total Common Stocks (cost $434,657,704)		562,816,762

INVESTMENT COMPANIES - 20.0%
Funds and Investment Trusts - 20.0%
AllianceBernstein Pooling Portfolio - Volatility Management Portfolio (c) (cost $125,168,051)	11,978,711	145,541,344

Company	Shares	U.S. $ Value
WARRANTS - 0.2%
Financials - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (a)	340,912	$969,950
Industrials - 0.1%
Industrial Conglomerates - 0.1%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	144,570	259,527

Total Warrants (cost $766,623)		1,229,477

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (d) (cost $15,456,804)	15,456,804	15,456,804

Total Investments - 99.5% (cost $576,049,182) (e)		725,044,387
Other assets less liabilities - 0.5% (f)		3,689,069

Net Assets - 100.0%		$728,733,456

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index Futures	5	June 2014	$593,506	$590,128	$(3,378)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	789,826	USD	7,767	8/14/14	$4,772
Barclays Bank PLC	JPY	518,454	USD	5,035	8/14/14	(60,464)
Barclays Bank PLC	USD	363	SGD	453	8/14/14	(1,701)
BNP Paribas SA	AUD	1,454	USD	1,338	8/14/14	(8,904)
BNP Paribas SA	JPY	158,629	USD	1,549	8/14/14	(10,110)
BNP Paribas SA	USD	1,082	AUD	1,178	8/14/14	9,305
BNP Paribas SA	USD	1,772	AUD	1,902	8/14/14	(11,102)
BNP Paribas SA	USD	1,276	GBP	759	8/14/14	(4,132)
BNP Paribas SA	USD	2,554	SEK	16,789	8/14/14	(48,281)
Citibank, NA	CAD	4,168	USD	3,833	8/14/14	(4,390)
Citibank, NA	USD	1,684	NOK	10,145	8/14/14	8,568
Credit Suisse International	CHF	900	USD	1,023	8/14/14	17,082
Credit Suisse International	GBP	850	USD	1,441	8/14/14	16,729
Credit Suisse International	RUB	28,662	USD	798	8/14/14	(8,898)
Credit Suisse International	USD	3,279	NOK	19,285	8/14/14	(62,193)
Deutsche Bank AG London	EUR	1,435	USD	1,968	8/14/14	12,174
Goldman Sachs Bank USA	USD	1,110	EUR	804	8/14/14	(14,046)
HSBC Bank USA	CHF	4,700	USD	5,348	8/14/14	95,385

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	GBP	1,100	USD	1,841	8/14/14	$(1,968)
HSBC Bank USA	HKD	18,435	USD	2,379	8/14/14	570
HSBC Bank USA	USD	642	AUD	690	8/14/14	(2,710)
HSBC Bank USA	USD	3,981	CAD	4,339	8/14/14	13,616
JPMorgan Chase Bank, NA	USD	1,891	CAD	2,090	8/14/14	33,222
JPMorgan Chase Bank, NA	USD	989	GBP	588	8/14/14	(3,569)
JPMorgan Chase Bank, NA	USD	1,360	SEK	8,899	8/14/14	(32,161)
Morgan Stanley & Co., Inc.	JPY	50,232	USD	493	8/14/14	(334)
Royal Bank of Canada	USD	8,054	CAD	8,798	8/14/14	46,134
Royal Bank of Scotland PLC	USD	3,767	GBP	2,241	8/14/14	(12,306)
Royal Bank of Scotland PLC	USD	730	NZD	851	8/14/14	(12,115)
Standard Chartered Bank	HKD	34,139	USD	4,405	8/14/14	987
Standard Chartered Bank	HKD	2,678	USD	345	8/14/14	(12)
Standard Chartered Bank	USD	1,206	SGD	1,507	8/14/14	(4,852)
State Street Bank & Trust Co.	GBP	7,777	USD	13,099	8/14/14	70,859
State Street Bank & Trust Co.	USD	3,735	CHF	3,313	8/14/14	(32,474)
State Street Bank & Trust Co.	USD	868	EUR	631	8/14/14	(8,294)
State Street Bank & Trust Co.	USD	613	NOK	3,636	8/14/14	(6,455)
State Street Bank & Trust Co.	USD	4,372	SEK	28,434	8/14/14	(127,439)
UBS AG	GBP	1,391	USD	2,336	8/14/14	5,719
UBS AG	USD	1,436	JPY	145,251	8/14/14	(8,702)

						$(152,490)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $3,282,039 or 0.5% of net assets.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $155,924,919 and gross unrealized depreciation of investments was $(6,929,714), resulting in net unrealized appreciation of $148,995,205.
(f)	An amount of U.S. $17,726 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2014.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen

NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$63,559,734		$52,290,828		$	– 0	–	$115,850,562
Consumer Discretionary	62,921,891		32,041,291			– 0	–	94,963,182
Information Technology	67,278,946		12,271,903			– 0	–	79,550,849
Health Care	57,525,781		13,973,800			– 0	–	71,499,581
Industrials	31,574,466		33,135,013			– 0	–	64,709,479
Consumer Staples	28,987,069		25,307,117			– 0	–	54,294,186
Energy	30,782,466		7,828,922			– 0	–	38,611,388
Materials	8,456,942		9,696,823			– 0	–	18,153,765
Telecommunication Services	3,975,681		9,968,974			– 0	–	13,944,655
Utilities	9,631,531		1,607,584			– 0	–	11,239,115
Investment Companies	145,541,344		– 0	–		– 0	–	145,541,344
Warrants	– 0	–	1,229,477			– 0	–	1,229,477
Short-Term Investments	15,456,804		– 0	–		– 0	–	15,456,804

Total Investments in Securities	525,692,655		199,351,732			– 0	–	725,044,387
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	335,122			– 0	–	335,122
Liabilities:
Futures	– 0	–	(3,378)			– 0	–	(3,378)
Forward Currency Exchange Contracts	– 0	–	(487,612)			– 0	–	(487,612)

Total+	$525,692,655		$199,195,864		$	– 0	–	$724,888,519

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades			Right^
Balance as of 8/31/13		$233,437			$192,821		$	– 0	–
Accrued discounts/(premiums)		– 0	–		320			– 0	–
Realized gain (loss)		– 0	–		(1,225)			– 0	–
Change in unrealized appreciation/depreciation		– 0	–		2,626			– 0	–
Purchases		– 0	–		– 0	–		– 0	–
Sales		– 0	–		(194,542)			– 0	–
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(233,437)			– 0	–		– 0	–

Balance as of 5/31/14	$	– 0	–	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$	– 0	–	$	– 0	–	$	– 0	–

	Total

Balance as of 8/31/13		$426,258
Accrued discounts/(premiums)		320
Realized gain (loss)		(1,225)
Change in unrealized appreciation/depreciation		2,626
Purchases		– 0	–
Sales		(194,542)
Transfers in to Level 3		– 0	–
Transfers out of Level 3		(233,437)

Balance as of 5/31/14	$	– 0	– +

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$	– 0	–

^	The security which had zero market value at year end is no longer held by the Strategy
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 56.8%
Long-Term Municipal Bonds - 51.8%
Alabama - 4.1%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/18	$2,040	$2,347,754
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/25	3,980	4,587,587

		6,935,341

Arizona - 1.6%
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/25	2,100	2,474,241
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	15	15,000
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	240	246,355

		2,735,596

California - 4.8%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,291,372
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/20	2,450	2,915,010
California GO
5.00%, 3/01/16	2,225	2,407,317
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/23	365	429,915

		8,043,614

Colorado - 1.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,361,313
PV Wtr & San Met Dist CO
Zero Coupon, 12/15/17 (a)(b)	710	297,831
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (a)	260	130,000

		1,789,144

Connecticut - 3.8%
Connecticut GO
Series 2014C
5.00%, 6/15/17 (c)	3,275	3,692,333
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
5.00%, 1/01/27	2,390	2,798,260

		6,490,593

Company	Principal Amount (000)	U.S. $ Value
District of Columbia - 0.8%
District of Columbia GO
AMBAC Series 2007B
5.25%, 6/01/18	$1,200	$1,392,432

Florida - 4.8%
Citizens Ppty Ins Corp. FL
NATL Series 2007A
5.00%, 3/01/15-3/01/16	4,000	4,270,230
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (a)(b)	105	31,500
Miami Dade Cnty FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	645,512
Overoaks CDD FL
Series 2004B
5.125%, 5/01/09 (a)(d)(e)	25	0
Series 2010A-1
6.125%, 5/01/35 (a)	15	15,190
Series 2010A-2
6.125%, 5/01/35 (a)	35	35,140
Series 2010B
5.125%, 5/01/17 (a)	50	50,112
Parkway Center CDD FL
Series 2004B
7.00%, 5/01/23	90	89,009
Sarasota Cnty FL Sch Brd COP
Series 2010B
5.00%, 7/01/22	1,165	1,320,457
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	1,380	1,626,758
Villages of Westport CDD FL
Series 2005A
5.125%, 5/01/15 (a)(b)(d)	80	26,976

		8,110,884

Georgia - 1.4%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
5.00%, 1/01/28	1,980	2,291,335

Hawaii - 1.8%
Hawaii GO
Series 2013E
5.00%, 8/01/15-8/01/16	2,950	3,134,037

Illinois - 1.3%
Chicago IL Wtr
5.00%, 11/01/27	950	1,047,898
Illinois GO
NATL
5.00%, 4/01/15	785	815,442

Company	Principal Amount (000)	U.S. $ Value
Illinois Toll Hwy Auth
Series 2013B
5.00%, 12/01/18	$305	$354,660

		2,218,000

Indiana - 1.3%
Indiana Bond Bank Gas (JPMorgan Chase)
Series 2007A
5.25%, 10/15/19	1,945	2,248,867

Massachusetts - 1.1%
Massachusetts Sch Bldg Auth
AGM Series 2005A
5.00%, 8/15/15 (Pre-refunded/ETM)	1,690	1,786,955

Michigan - 0.7%
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	955	1,127,473

Minnesota - 0.3%
Minneapolis MN Spl SD #1 COP
Series 2013D
5.00%, 2/01/16	460	495,894

Nevada - 1.4%
Clark Cnty NV Arpt (McCarran Airport)
2.50%, 7/01/15	2,275	2,326,688

New Jersey - 2.6%
New Jersey EDA (NYNJ Link LLC)
5.25%, 1/01/25	1,195	1,374,357
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 6/15/18-6/15/20	1,840	2,128,971
New Jersey Turnpike Auth (New Jersey Turnpike)
Series 2014A
5.00%, 1/01/29	820	944,714

		4,448,042

New York - 4.8%
Metropolitan Trnsp Auth NY
Series 2012C
5.00%, 11/15/23	460	540,946
New York NY GO
Series 2012G
5.00%, 4/01/16	870	943,524
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/15-11/01/26	2,875	3,316,041
New York St Dormitory Auth (New York Dorm Facs)
Series 2013A

Company	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/26	$205	$239,129
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2013A
5.00%, 5/01/19	425	496,005
Triborough Brdg & Tunl Auth NY
Series 2012B
5.00%, 11/15/26	1,000	1,172,670
Series 2013B
5.00%, 11/15/20	1,215	1,457,210

		8,165,525

North Carolina - 2.5%
North Carolina Eastern Mun Pwr Agy
Series 2008A
5.00%, 1/01/15	785	806,085
Series 2012B
5.00%, 1/01/21	150	174,779
North Carolina GO
Series 2010B
5.00%, 6/01/17	2,450	2,770,705
North Carolina Ltd. Oblig
Series 2013A
5.00%, 5/01/16	385	419,484

		4,171,053

Ohio - 0.0%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (a)(b)	32	12,800

Pennsylvania - 0.1%
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	50	50,030
Philadelphia PA IDA (Leadership Learning Partners)
Series 2005A
4.60%, 7/01/15 (a)	110	103,448

		153,478

Puerto Rico - 0.5%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/18	1,125	866,903

Texas - 6.9%
Grand Parkway Trnsp Corp. TX
Series 2014A
3.00%, 12/15/16	1,710	1,815,131
Houston TX Arpt Sys
Series 2009A
5.00%, 7/01/21-7/01/22	2,815	3,154,945
Houston TX GO
NATL Series 2007A
5.00%, 3/01/15	3,300	3,414,542

Company	Principal Amount (000)	U.S. $ Value
Texas A & M Univ
Series 2009D
5.00%, 5/15/18	$2,765	$3,205,963

		11,590,581

Utah - 0.9%
Utah GO
Series 2010C
5.00%, 7/01/17	1,345	1,525,042

Virginia - 0.9%
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
5.00%, 3/15/16	1,370	1,485,532

Washington - 2.3%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/24	1,815	2,141,537
King Cnty WA GO
5.00%, 6/01/15	380	398,217
Washington Fed Hwy Grant
5.00%, 9/01/22	535	640,202
Series 2012F
5.00%, 9/01/16	700	769,300

		3,949,256

Total Long-Term Municipal Bonds (cost $84,530,411)		87,495,065

Short-Term Municipal Notes - 5.0%
Mississippi - 2.2%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
0.06%, 12/01/30 (f)	3,800	3,800,000

Texas - 2.8%
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
0.05%, 11/01/51 (f)	4,700	4,700,000

Total Short-Term Municipal Notes (cost $8,500,000)		8,500,000

Total Municipal Obligations (cost $93,030,411)		95,995,065

	Shares
COMMON STOCKS - 30.7%
Financials - 6.3%
Capital Markets - 0.6%
Affiliated Managers Group, Inc. (e)	624	117,686
Bank of New York Mellon Corp. (The)	2,100	72,576
BlackRock, Inc.-Class A	460	140,254
Daiwa Securities Group, Inc.	10,000	81,227
Deutsche Bank AG (REG)	2,721	110,204

Company	Shares	U.S. $ Value
E*Trade Financial Corp. (e)	2,500	$50,925
Goldman Sachs Group, Inc. (The)	475	75,910
Macquarie Group Ltd.	678	38,000
State Street Corp.	850	55,480
UBS AG (REG) (e)	13,943	280,331

		1,022,593

Commercial Banks - 2.0%
Banco do Brasil SA	4,400	44,721
Bank Hapoalim BM	9,610	56,136
Bank Mandiri Persero Tbk PT	41,000	35,928
Bank of America Corp.	30,800	466,312
Bank of Montreal	710	49,948
Bank of Nova Scotia	1,090	69,996
China Construction Bank Corp.-Class H	79,000	58,013
Citigroup, Inc.	7,600	361,532
Comerica, Inc.	1,200	57,564
Credit Agricole SA	2,950	46,042
Danske Bank A/S	4,170	117,668
Fifth Third Bancorp	2,100	43,449
Grupo Financiero Banorte SAB de CV-Class O	11,550	84,349
HDFC Bank Ltd.	7,240	97,210
Industrial & Commercial Bank of China Ltd.-Class H	72,000	46,761
JPMorgan Chase & Co.	5,100	283,407
Kasikornbank PCL (NVDR)	11,400	65,250
KBC Groep NV (e)	1,880	111,995
Lloyds Banking Group PLC (e)	131,418	171,301
Mitsubishi UFJ Financial Group, Inc.	20,500	115,708
PNC Financial Services Group, Inc. (The)	400	34,108
Sberbank of Russia (Sponsored ADR)	12,190	123,485
Shinhan Financial Group Co., Ltd.	690	30,165
Societe Generale SA	2,415	139,202
State Bank of India	1,300	55,812
Sumitomo Mitsui Financial Group, Inc.	2,200	89,272
Toronto-Dominion Bank (The)	1,960	97,177
UniCredit SpA	20,220	176,534
Wells Fargo & Co.	6,900	350,382

		3,479,427

Consumer Finance - 0.5%
Capital One Financial Corp.	4,100	323,449
Discover Financial Services	3,000	177,390
Muthoot Finance Ltd.	21,070	69,835
Shriram Transport Finance Co., Ltd.	9,430	151,226
SLM Corp.	14,300	123,123

		845,023

Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. - Class B (e)	1,050	134,757
IG Group Holdings PLC	6,773	68,362
ING Groep NV (e)	5,554	77,894
IntercontinentalExchange Group, Inc.	1,900	373,160
McGraw Hill Financial, Inc.	275	22,487
ORIX Corp.	12,000	191,952
Voya Financial, Inc.	3,800	136,040

		1,004,652

Company	Shares	U.S. $ Value
Insurance - 1.9%
Admiral Group PLC	11,750	$287,456
AIA Group Ltd.	66,600	334,376
Allstate Corp. (The)	2,400	139,824
American Financial Group, Inc./OH	2,100	122,598
American International Group, Inc.	5,500	297,385
AON PLC	2,000	179,880
Assurant, Inc.	1,900	128,839
Aviva PLC	5,970	52,529
BB Seguridade Participacoes SA	13,600	173,013
Chubb Corp. (The)	1,600	148,256
Genworth Financial, Inc.-Class A (e)	8,200	139,318
Lancashire Holdings Ltd.	14,201	154,486
Lincoln National Corp.	5,400	258,984
Muenchener Rueckversicherungs AG	520	115,368
PartnerRe Ltd.	1,600	171,792
Prudential PLC	11,890	276,584
Suncorp Group Ltd.	4,640	57,795
Travelers Cos., Inc. (The)	1,100	102,795
Unum Group	550	18,650

		3,159,928

Real Estate Management & Development - 0.6%
Aeon Mall Co., Ltd.	2,100	53,038
Ayala Land, Inc.	34,600	23,820
China Overseas Land & Investment Ltd.	16,000	42,006
Country Garden Holdings Co., Ltd.	194,000	81,938
Daito Trust Construction Co., Ltd.	2,200	238,928
Global Logistic Properties Ltd.	118,000	261,902
Hang Lung Properties Ltd.	51,000	162,473
Lend Lease Group	7,400	92,544

		956,649

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	14,500	215,675

		10,683,947

Consumer Discretionary - 5.1%
Auto Components - 0.5%
Cie Generale des Etablissements Michelin-Class B	1,088	133,982
Dana Holding Corp.	5,500	121,770
GKN PLC	11,540	76,042
Lear Corp.	850	74,842
Magna International, Inc. (Toronto)-Class A	390	39,903
Plastic Omnium SA	2,030	69,030
TRW Automotive Holdings Corp. (e)	1,600	135,792
Valeo SA	1,730	232,405

		883,766

Automobiles - 0.6%
Ford Motor Co.	11,600	190,704
Great Wall Motor Co., Ltd.-Class H	13,500	55,709
Honda Motor Co., Ltd.	4,300	150,951
Hyundai Motor Co.	210	46,309
Nissan Motor Co., Ltd.	9,500	85,738
Tata Motors Ltd.	9,540	66,838

Company	Shares	U.S. $ Value
Tata Motors Ltd.-Class A	7,350	$32,132
Toyota Motor Corp.	5,700	322,825
Volkswagen AG (Preference Shares)	350	93,200

		1,044,406

Distributors - 0.0%
Inchcape PLC	2,764	28,919

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	20,400	244,858
Kroton Educacional SA	8,700	220,850

		465,708

Hotels, Restaurants & Leisure - 0.5%
Ajisen China Holdings Ltd.	60,000	48,036
Galaxy Entertainment Group Ltd.	3,000	24,078
Melco Crown Entertainment Ltd. (ADR)	3,090	106,513
Melco International Development Ltd.	8,000	25,505
Merlin Entertainments PLC (e)(g)	10,107	61,734
Sodexo	1,880	202,212
Starbucks Corp.	4,350	318,594
William Hill PLC	10,346	61,728
Yum! Brands, Inc.	610	47,159

		895,559

Household Durables - 0.1%
PulteGroup, Inc.	5,800	113,448

Internet & Catalog Retail - 0.3%
Just Eat PLC (e)	16,847	69,185
Priceline Group, Inc. (The) (e)	362	462,864

		532,049

Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	1,760	226,899

Media - 0.9%
Comcast Corp.-Class A	10,940	571,068
Gannett Co., Inc.	4,700	130,613
Liberty Global PLC-Class A (e)	826	37,187
Liberty Global PLC-Series C (e)	5,068	216,910
Regal Entertainment Group - Class A	2,300	44,873
Twenty-First Century Fox, Inc. - Class A	4,300	152,263
Walt Disney Co. (The)	4,927	413,917

		1,566,831

Multiline Retail - 0.1%
Dillard’s, Inc.-Class A	500	56,375
Macy’s, Inc.	2,100	125,769

		182,144

Specialty Retail - 1.0%
Foot Locker, Inc.	2,600	125,268
GameStop Corp.-Class A	4,500	170,325
Gap, Inc. (The)	2,000	82,460
Home Depot, Inc. (The)	4,490	360,233
Kingfisher PLC	7,500	49,395

Company	Shares	U.S. $ Value
L’Occitane International SA	14,500	$34,234
Mr. Price Group Ltd.	2,760	44,476
O’Reilly Automotive, Inc. (e)	960	142,032
Office Depot, Inc. (e)	26,600	136,192
Shimamura Co., Ltd.	600	58,178
Sports Direct International PLC (e)	14,112	186,557
TJX Cos., Inc. (The)	3,800	206,910
Yamada Denki Co., Ltd.	21,100	78,058
Zhongsheng Group Holdings Ltd.	13,500	17,049

		1,691,367

Textiles, Apparel & Luxury Goods - 0.6%
Cie Financiere Richemont SA	2,555	269,591
Hugo Boss AG	680	96,712
Li & Fung Ltd.	150,000	217,141
Michael Kors Holdings Ltd. (e)	1,220	115,144
NIKE, Inc.-Class B	3,046	234,268
Prada SpA	2,600	19,465
Samsonite International SA	16,600	52,116

		1,004,437

		8,635,533

Information Technology - 4.4%
Communications Equipment - 0.3%
Brocade Communications Systems, Inc. (e)	9,300	84,816
Cisco Systems, Inc.	3,900	96,018
F5 Networks, Inc. (e)	2,170	235,554
Harris Corp.	1,900	146,775

		563,163

Computers & Peripherals - 1.0%
Apple, Inc.	1,593	1,008,369
Asustek Computer, Inc.	8,000	88,139
Casetek Holdings Ltd.	10,000	55,416
Catcher Technology Co., Ltd.	17,000	152,232
Hewlett-Packard Co.	10,300	345,050
Inventec Corp.	44,000	41,142

		1,690,348

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.-Class A	2,790	267,282
Arrow Electronics, Inc. (e)	1,600	92,320

		359,602

Internet Software & Services - 0.8%
Baidu, Inc. (Sponsored ADR) (e)	296	49,136
CoStar Group, Inc. (e)	391	61,993
Facebook, Inc.-Class A (e)	4,150	262,695
Google, Inc.-Class A (e)	712	407,015
Google, Inc.-Class C (e)	712	399,418
Telecity Group PLC	10,748	128,125

		1,308,382

Company	Shares	U.S. $ Value
IT Services - 0.8%
Booz Allen Hamilton Holding Corp.	2,200	$48,686
Cognizant Technology Solutions Corp.-Class A (e)	5,182	251,897
Fujitsu Ltd.	11,000	74,899
HCL Technologies Ltd.	1,550	37,461
Tata Consultancy Services Ltd.	1,550	56,295
Visa, Inc.-Class A	3,275	703,568
Western Union Co. (The)-Class W	5,000	80,850
Xerox Corp.	15,300	188,955

		1,442,611

Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	6,500	131,235
Intel Corp.	8,300	226,756
Lam Research Corp. (e)	1,100	68,244
Linear Technology Corp.	6,910	318,965
Micron Technology, Inc. (e)	4,400	125,796
Novatek Microelectronics Corp.	18,000	92,280
Samsung Electronics Co., Ltd.	110	155,823
SK Hynix, Inc. (e)	1,260	54,645
Sumco Corp.	6,900	54,250
Taiwan Semiconductor Manufacturing Co., Ltd.	16,000	64,128
Tokyo Electron Ltd.	900	54,297

		1,346,419

Software - 0.5%
ANSYS, Inc. (e)	2,116	155,420
Dassault Systemes	175	22,210
Electronic Arts, Inc. (e)	5,300	186,189
FireEye, Inc. (e)	2,230	73,300
Informatica Corp. (e)	2,880	105,379
NetSuite, Inc. (e)	1,319	106,167
ServiceNow, Inc. (e)	2,473	129,363

		778,028

		7,488,553

Health Care - 3.9%
Biotechnology - 1.1%
Actelion Ltd. (REG) (e)	1,460	145,296
Biogen Idec, Inc. (e)	1,920	613,190
Gilead Sciences, Inc. (e)	9,310	756,065
Quintiles Transnational Holdings, Inc. (e)	5,396	275,088
Theravance, Inc. (e)	1,100	31,515
Vertex Pharmaceuticals, Inc. (e)	945	68,286

		1,889,440

Health Care Equipment & Supplies – 0.4%
Covidien PLC	850	62,144
Intuitive Surgical, Inc. (e)	869	321,304
Medtronic, Inc.	4,300	262,429

		645,877

Company	Shares	U.S. $ Value
Health Care Providers & Services - 0.5%
Aetna, Inc.	2,000	$155,100
Catamaran Corp. (e)	660	29,077
McKesson Corp.	1,010	191,536
UnitedHealth Group, Inc.	3,347	266,522
WellPoint, Inc.	1,000	108,360

		750,595

Life Sciences Tools & Services - 0.2%
Eurofins Scientific SE	681	208,921
Mettler-Toledo International, Inc. (e)	658	161,223

		370,144

Pharmaceuticals - 1.7%
Allergan, Inc./United States	3,794	635,343
Astellas Pharma, Inc.	7,900	101,634
GlaxoSmithKline PLC	8,260	221,669
GlaxoSmithKline PLC (Sponsored ADR)	3,100	167,214
Johnson & Johnson	4,400	446,424
Lupin Ltd.	760	12,040
Merck & Co., Inc.	3,600	208,296
Novartis AG	1,850	166,452
Novo Nordisk A/S-Class B	650	27,521
Pfizer, Inc.	19,000	562,970
Richter Gedeon Nyrt	3,020	56,698
Roche Holding AG	730	215,169
Sun Pharmaceutical Industries Ltd.	11,320	116,609

		2,938,039

		6,594,095

Industrials - 3.5%
Aerospace & Defense - 0.7%
Airbus Group NV	3,170	227,395
Boeing Co. (The)	2,770	374,643
MTU Aero Engines AG	610	56,934
Northrop Grumman Corp.	700	85,085
Precision Castparts Corp.	737	186,446
Safran SA	1,680	114,059
Thales SA	630	37,734
Zodiac Aerospace	575	20,447

		1,102,743

Airlines - 0.3%
Copa Holdings SA-Class A	1,920	274,426
Delta Air Lines, Inc.	2,500	99,775
Japan Airlines Co., Ltd.	700	36,615
Qantas Airways Ltd. (e)	52,410	68,679
Turk Hava Yollari (e)	17,370	59,061

		538,556

Building Products - 0.0%
Asahi Glass Co., Ltd.	6,000	33,487

Commercial Services & Supplies - 0.3%
Babcock International Group PLC	14,700	299,378

Company	Shares	U.S. $ Value
Edenred	3,718	$116,555

		415,933

Construction & Engineering - 0.0%
URS Corp.	1,000	45,000

Electrical Equipment - 0.2%
AMETEK, Inc.	4,986	264,657
Sumitomo Electric Industries Ltd.	7,900	106,870

		371,527

Industrial Conglomerates - 0.6%
Alliance Global Group, Inc.	37,500	25,458
Bidvest Group Ltd.	2,190	60,915
Danaher Corp.	5,626	441,247
General Electric Co.	15,600	417,924
Hutchison Whampoa Ltd.	6,000	80,479

		1,026,023

Machinery - 0.3%
Caterpillar, Inc.	1,400	143,122
Dover Corp.	1,400	122,052
Illinois Tool Works, Inc.	300	25,965
ITT Corp.	1,900	82,992
Parker Hannifin Corp.	1,525	190,976

		565,107

Marine - 0.1%
AP Moeller - Maersk A/S-Class B	59	154,393
Nippon Yusen KK	30,000	88,815

		243,208

Professional Services - 0.8%
Applus Services SA (e)	6,654	148,754
Bureau Veritas SA	9,442	284,746
Capita PLC	21,848	405,751
Intertek Group PLC	7,836	383,340
SGS SA	42	105,424

		1,328,015

Road & Rail - 0.1%
Canadian National Railway Co.	740	44,879
Central Japan Railway Co.	700	93,086
Globaltrans Investment PLC (Sponsored GDR) (g)	5,980	65,481

		203,446

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	4,000	79,279

		5,952,324

Consumer Staples - 3.0%
Beverages - 0.4%
Asahi Group Holdings Ltd.	1,300	36,786
Carlsberg A/S-Class B	700	73,021
Diageo PLC	6,560	211,220
Monster Beverage Corp. (e)	4,568	316,928

Company	Shares	U.S. $ Value
SABMiller PLC (London)	1,490	$82,826

		720,781

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	2,270	263,365
CVS Caremark Corp.	8,100	634,392
Jeronimo Martins SGPS SA	6,014	102,705
Koninklijke Ahold NV	6,762	122,967
Kroger Co. (The)	5,000	238,700
Lenta Ltd. (GDR) (e)(g)	9,291	97,556
Olam International Ltd.	58,136	108,544
Tsuruha Holdings, Inc.	500	26,877

		1,595,106

Food Products - 0.5%
Ajinomoto Co., Inc.	3,000	46,979
Danone SA	520	38,776
Hershey Co. (The)	2,200	214,148
Keurig Green Mountain, Inc.	1,250	140,975
Mead Johnson Nutrition Co.-Class A	3,110	278,252
Unilever PLC	746	33,541

		752,671

Household Products - 0.3%
Henkel AG & Co. KGaA	2,125	215,565
LG Household & Health Care Ltd.	200	100,117
Procter & Gamble Co. (The)	1,700	137,343

		453,025

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	2,130	163,201

Tobacco - 0.8%
British American Tobacco PLC	7,805	472,599
Imperial Tobacco Group PLC	2,410	108,830
Japan Tobacco, Inc.	12,700	431,399
Philip Morris International, Inc.	4,179	370,009

		1,382,837

		5,067,621

Energy - 2.0%
Energy Equipment & Services - 0.5%
Aker Solutions ASA	4,530	79,703
Halliburton Co.	2,500	161,600
Helmerich & Payne, Inc.	175	19,241
Nabors Industries Ltd.	3,700	97,051
Oceaneering International, Inc.	839	60,450
Schlumberger Ltd.	3,166	329,391
Seadrill Ltd.	1,460	55,098

		802,534

Oil, Gas & Consumable Fuels - 1.5%
BG Group PLC	4,950	101,502
Canadian Natural Resources Ltd.	1,410	57,386
Chesapeake Energy Corp.	1,100	31,592
Chevron Corp.	2,200	270,138
China Petroleum & Chemical Corp.-Class H	69,000	62,398

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	5,300	$532,809
Gazprom OAO (Sponsored ADR)	1,480	12,091
Hess Corp.	3,200	292,160
JX Holdings, Inc.	29,300	153,157
LUKOIL OAO (London) (Sponsored ADR)	950	53,732
Murphy Oil Corp.	325	20,043
NovaTek OAO (Sponsored GDR) (g)	380	44,080
Occidental Petroleum Corp.	3,100	309,039
Phillips 66	1,200	101,748
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,098	121,860
Suncor Energy, Inc. (Toronto)	1,470	56,574
Total SA	1,570	110,224
Valero Energy Corp.	5,200	291,460

		2,621,993

		3,424,527

Materials - 1.0%
Chemicals - 0.8%
Arkema SA	1,110	113,602
BASF SE	340	39,183
CF Industries Holdings, Inc.	100	24,331
Denki Kagaku Kogyo KK	17,000	61,992
Eastman Chemical Co.	700	61,782
Essentra PLC	18,326	242,787
JSR Corp.	6,500	109,739
Koninklijke DSM NV	1,520	109,694
LyondellBasell Industries NV-Class A	1,700	169,269
Monsanto Co.	2,644	322,171
Potash Corp. of Saskatchewan, Inc.	1,410	51,211

		1,305,761

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (g)	371	19,949

Metals & Mining - 0.2%
Barrick Gold Corp.	3,140	50,968
Dowa Holdings Co., Ltd.	4,000	35,539
MMC Norilsk Nickel OJSC (ADR)	4,030	77,255
Rio Tinto PLC	1,870	95,902

		259,664

Paper & Forest Products - 0.0%
Mondi PLC	4,290	77,171

		1,662,545

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	7,600	269,572
Bezeq The Israeli Telecommunication Corp., Ltd.	24,118	43,292
CenturyLink, Inc.	950	35,786
Hellenic Telecommunications Organization SA (e)	3,340	47,905
Nippon Telegraph & Telephone Corp.	1,900	112,483
Orange SA	10,480	175,311
Vivendi SA (e)	3,760	98,592

Company	Shares	U.S. $ Value
Ziggo NV	910	$42,912

		825,853

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	7,500	73,459
Rogers Communications, Inc.-Class B	870	35,159
Tower Bersama Infrastructure Tbk PT	43,500	28,618
Turkcell Iletisim Hizmetleri AS (e)	10,530	65,798
Vodafone Group PLC	58,238	204,185
Vodafone Group PLC (Sponsored ADR)	2,454	85,915

		493,134

		1,318,987

Utilities - 0.7%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	700	37,345
Edison International	3,500	192,990
EDP - Energias de Portugal SA	15,460	73,170
Enel SpA	14,510	82,185

		385,690

Gas Utilities - 0.2%
Atmos Energy Corp.	2,650	132,765
UGI Corp.	2,700	131,409

		264,174

Independent Power Producers & Energy Traders - 0.2%
APR Energy PLC	10,915	146,000
Calpine Corp. (e)	5,900	137,588

		283,588

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	4,200	101,304
DTE Energy Co.	425	32,351

		133,655

		1,067,107

Total Common Stocks (cost $39,690,991)		51,895,239

INVESTMENT COMPANIES - 13.7%
Funds and Investment Trusts - 13.7%
AllianceBernstein Pooling Portfolio - Volatility Management Portfolio (h) (cost $20,017,243)	1,910,524	23,212,862

WARRANTS - 0.1%
Financials - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl & Co., expiring 10/01/15 (e)	35,629	101,370

Company	Shares	U.S. $ Value
Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (e)	13,879	$24,915

Total Warrants (cost $77,697)		126,285

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBerstein Fixed-Income Shares Inc. - Government STIF Portfolio, 0.07% (i) (cost $506,509)	506,509	506,509

Total Investments - 101.6% (cost $153,322,851) (j)		171,735,960
Other assets less liabilities - (1.6)% (k)		(2,680,141)

Net Assets - 100.0%		$169,055,819

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1	June 2014	$42,327	$44,166	$1,839

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	48,572	USD	471	8/14/14	$(6,134)
Barclays Bank PLC	JPY	82,846	USD	815	8/14/14	501
Citibank, NA	CAD	404	USD	372	8/14/14	(426)
Credit Suisse International	RUB	2,974	USD	83	8/14/14	(923)
Credit Suisse International	USD	271	NOK	1,592	8/14/14	(5,134)
HSBC Bank USA	CHF	452	USD	514	8/14/14	9,173
HSBC Bank USA	USD	369	CAD	402	8/14/14	1,262
Royal Bank of Canada	USD	776	CAD	848	8/14/14	4,447
Royal Bank of Scotland PLC	USD	361	GBP	215	8/14/14	(1,181)
Standard Chartered Bank	HKD	3,487	USD	450	8/14/14	101
State Street Bank & Trust Co.	AUD	183	USD	168	8/14/14	(1,184)
State Street Bank & Trust Co.	CHF	99	USD	112	8/14/14	1,818
State Street Bank & Trust Co.	EUR	151	USD	207	8/14/14	1,192
State Street Bank & Trust Co.	EUR	126	USD	172	8/14/14	(153)
State Street Bank & Trust Co.	GBP	134	USD	224	8/14/14	(418)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	GBP	950	USD	1,599	8/14/14	$7,975
State Street Bank & Trust Co.	HKD	218	USD	28	8/14/14	(8)
State Street Bank & Trust Co.	HKD	1,796	USD	232	8/14/14	47
State Street Bank & Trust Co.	JPY	14,806	USD	144	8/14/14	(1,098)
State Street Bank & Trust Co.	USD	265	AUD	284	8/14/14	(1,582)
State Street Bank & Trust Co.	USD	100	AUD	109	8/14/14	764
State Street Bank & Trust Co.	USD	211	CAD	233	8/14/14	3,493
State Street Bank & Trust Co.	USD	406	CHF	360	8/14/14	(3,252)
State Street Bank & Trust Co.	USD	282	EUR	204	8/14/14	(3,828)
State Street Bank & Trust Co.	USD	252	GBP	150	8/14/14	(887)
State Street Bank & Trust Co.	USD	26	HKD	199	8/14/14	0
State Street Bank & Trust Co.	USD	134	JPY	13,594	8/14/14	(703)
State Street Bank & Trust Co.	USD	47	JPY	4,771	8/14/14	67
State Street Bank & Trust Co.	USD	73	NOK	433	8/14/14	(769)
State Street Bank & Trust Co.	USD	206	NOK	1,242	8/14/14	1,172
State Street Bank & Trust Co.	USD	64	NZD	75	8/14/14	(1,045)
State Street Bank & Trust Co.	USD	770	SEK	5,029	8/14/14	(19,137)
State Street Bank & Trust Co.	USD	150	SGD	187	8/14/14	(606)

						$(16,456)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$900	3/04/24	2.493%	CPI	#	$2,270
Barclays Bank PLC	2,000	1/31/19	2.385%	CPI	#	(52,926)
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#	(42,365)
Citibank, NA	450	8/26/20	2.298%	CPI	#	(1,456)
Citibank, NA	300	5/24/23	2.533%	CPI	#	(5,102)
Goldman Sachs International	1,400	1/31/22	2.515%	CPI	#	(40,766)
Goldman Sachs International	6,000	1/31/15	1.990%	CPI	#	(37,011)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#	(8,474)

						$(185,830)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
*	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	When-Issued or delayed delivery security.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $288,800 or 0.2% of net assets.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,838,173 and gross unrealized depreciation of investments was $(1,425,064), resulting in net unrealized appreciation of $18,413,109.
(k)	An amount of U.S. $3,989 has been segregated to collateralize margin requirements for the open futures contracts at May 31, 2014.

As of May 31, 2014, the Strategy held 55.9% of its total investments in municipal bonds. Of the total investments in municipal bonds, 12.2% is insured (15.3% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
CPI	-	Consumer Price Index
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency

NATL	-	National Interstate Corporation
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
PUD	-	Public Utility District
REG	-	Registered Shares
SD	-	School District

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$94,906,674	$1,088,391	^	$95,995,065
Common Stocks:
Financials		5,905,487		4,778,460	– 0	–	10,683,947
Consumer Discretionary		5,756,922		2,878,611	– 0	–	8,635,533
Information Technology		6,357,211		1,131,342	– 0	–	7,488,553
Health Care		5,322,086		1,272,009	– 0	–	6,594,095
Industrials		3,013,424		2,938,900	– 0	–	5,952,324
Consumer Staples		2,757,313		2,310,308	– 0	–	5,067,621
Energy		2,740,585		683,942	– 0	–	3,424,527
Materials		776,936		885,609	– 0	–	1,662,545
Telecommunication Services		426,432		892,555	– 0	–	1,318,987

Utilities	911,752		155,355		– 0	–	1,067,107
Investment Companies	23,212,862		– 0	–	– 0	–	23,212,862
Warrants	– 0	–	126,285		– 0	–	126,285
Short-Term Investments	506,509		– 0	–	– 0	–	506,509

Total Investments in Securities	57,687,519		112,960,050		1,088,391		171,735,960
Other Financial Instruments* :
Assets:
Futures	– 0	–	1,839		– 0	–	1,839
Forward Currency Exchange Contracts	– 0	–	32,012		– 0	–	32,012
Inflation (CPI) Swaps			2,270				2,270
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(48,468)		– 0	–	(48,468)
Inflation (CPI) Swaps	– 0	–	(188,100)		– 0	–	(188,100)

Total+	$57,687,519		$112,759,603		$1,088,391		$171,535,513

^	The Strategy held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Municipal Obligations^			Warrants			Corporates - Non- Investment Grades
Balance as of 8/31/13		$1,574,155			$22,411			$20,116
Accrued discounts/(premiums)		2,399			– 0	–		33
Realized gain (loss)		(124,878)			– 0	–		(128)
Change in unrealized appreciation/depreciation		127,163			(1)			274
Purchases		– 0	–		– 0	–		– 0	–
Sales		(490,448)			– 0	–		(20,295)
Transfers in to Level 3		– 0	–		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		(22,410)			– 0	–

Balance as of 5/31/14		$1,088,391		$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14		$105,365		$	– 0	–	$	– 0	–

	Rights^^			Total
Balance as of 8/31/13	$	– 0	–		$1,616,682
Accrued discounts/(premiums)		– 0	–		2,432
Realized gain (loss)		– 0	–		(125,006)
Change in unrealized appreciation/depreciation		– 0	–		127,436
Purchases		– 0	–		– 0	–
Sales		– 0	–		(510,743)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		(22,410)

Balance as of 5/31/14	$	– 0	–		$1,088,391	+

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$	– 0	–		$105,365

^	The Strategy held securities with zero market value at period end.
^^	The security which had zero market value at year end is no longer held by the Strategy
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies - Tax-Managed Conservative Wealth

Portfolio of Investments

May 31, 2014 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.1%
Long-Term Municipal Bonds - 69.1%
Alabama - 1.0%
Alabama Pub Sch & Clg Auth
5.00%, 12/01/15	$575	$615,641

Alaska - 1.3%
Anchorage AK GO
Series 2012B
5.00%, 8/01/15	775	818,392

Arizona - 1.3%
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/24	675	799,652

California - 0.5%
California GO
5.00%, 9/01/20	270	323,609

Colorado - 4.3%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011A
5.25%, 11/15/18	500	578,735
Series 2011B
4.00%, 11/15/14	500	508,465
Denver CO City & Cnty Wtr Commr
Series 2012B
5.00%, 12/15/15	800	858,656
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/16-12/01/21	415	463,706
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007J
5.00%, 12/01/14	230	235,019

		2,644,581

Connecticut - 0.1%
Connecticut GO
Series 2014A
5.00%, 3/01/30	70	81,490

District of Columbia - 0.5%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/16	275	302,827

Florida - 8.2%
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt FL)
Series 2012Q
5.00%, 10/01/24	205	236,793
Citizens Ppty Ins Corp. FL
Series 2012A
5.00%, 6/01/22	110	130,247
Florida Brd of Ed Lottery
Series 2012A
3.00%, 7/01/14	490	491,122

Company	Principal Amount (000)	U.S. $ Value
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	$910	$1,013,317
Florida GO
5.00%, 7/01/17	550	622,721
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	365	398,065
Jacksonville FL Spl Rev Appropriation
Series 2010A-1
5.00%, 10/01/19	1,140	1,345,371
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
3.00%, 11/15/15	200	206,200
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/15	375	393,128
Orlando & Orange Cnty Expwy Auth FL
Series 2013B
5.00%, 7/01/22	155	186,691

		5,023,655

Georgia - 3.1%
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr)
Series 2009B
5.25%, 3/15/24	305	343,293
Georgia GO
Series 2012A
5.00%, 7/01/16	265	290,686
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	190	212,177
Series 2012B
5.00%, 1/01/18	555	631,507
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series 2007A
5.00%, 3/15/17	385	418,148

		1,895,811

Illinois - 3.1%
Chicago IL Wtr
5.00%, 11/01/25	620	696,340
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 12/15/15-6/15/16	685	742,108
Series 2012B
5.00%, 6/15/19	255	267,161
Illinois GO
5.00%, 8/01/15	175	184,293

		1,889,902

Company	Principal Amount (000)	U.S. $ Value
Indiana - 0.9%
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	$150	$174,894
Indiana Finance Auth (Indiana SRF)
5.00%, 2/01/27	275	319,116
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NATL
5.60%, 11/01/16	75	81,593

		575,603

Kentucky - 0.9%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
5.00%, 9/01/25	440	521,347

Louisiana - 0.8%
New Orleans LA GO
NATL
5.25%, 12/01/20	450	478,040

Massachusetts - 1.5%
Massachusetts GO
AGM Series 2006C
2.00%, 11/01/19 (a)	300	312,117
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008E-2
5.00%, 7/01/16	540	589,275

		901,392

Michigan - 3.7%
Detroit MI Swr Disp
AGM
0.756%, 7/01/32 (b)	410	326,020
Michigan Fin Auth (Michigan Unemployment)
5.00%, 7/01/20	915	1,074,832
Series 2012A
5.00%, 7/01/14	845	848,321

		2,249,173

Missouri - 2.1%
Springfield MO Pub Util
5.00%, 12/01/14	850	868,887
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
NATL
5.50%, 7/01/16	375	412,751

		1,281,638

Company	Principal Amount (000)	U.S. $ Value
Nevada - 2.6%
Clark Cnty NV Arpt (McCarran Airport)
2.50%, 7/01/15	$190	$194,317
Nevada GO
Series 2008C
5.00%, 6/01/15	260	272,438
Nevada Hwy Motor Veh Fuel Tax
5.00%, 12/01/16	325	360,058
Nevada Unemployment
5.00%, 12/01/16	685	762,679

		1,589,492

New Jersey - 1.0%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	330	357,931
New Jersey EDA (New Jersey Lease Trnsp Pj)
Series 2008A
5.00%, 5/01/17	250	278,440

		636,371

New York - 9.9%
Metropolitan Trnsp Auth NY
Series 2012D
4.00%, 11/15/15	625	659,212
Series 2012F
5.00%, 11/15/23-11/15/26	475	551,476
New York NY GO
Series 2008C
5.25%, 8/01/17	160	182,483
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/15	780	832,627
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	150	164,079
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009A
5.00%, 7/01/18	1,000	1,154,130
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009A
5.00%, 3/15/17	385	431,866
Series 2013A
5.00%, 2/15/20	355	421,105
Series 2014A
5.00%, 2/15/28	190	222,982
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	310,292
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.00%, 4/01/16	280	304,094

Company	Principal Amount (000)	U.S. $ Value
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2013A
5.00%, 5/01/19	$165	$192,567
New York St UDC (New York St Pers Income Tax)
Series 2013C
5.00%, 3/15/16	480	520,387
Port Authority of NY & NJ
Series 20131
5.00%, 12/01/28	120	136,717

		6,084,017

North Carolina - 0.4%
North Carolina GO
Series 2013E
5.00%, 5/01/16	240	261,545

Ohio - 2.6%
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/16	490	523,104
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010F
5.25%, 12/01/25	285	323,828
Ohio GO
Series 2009C
5.00%, 8/01/16	680	748,082

		1,595,014

Pennsylvania - 3.1%
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
5.00%, 7/01/15	655	687,940
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	905,808
Pittsburgh PA GO
Series 2008A-1
5.00%, 9/01/14	285	288,132

		1,881,880

Puerto Rico - 0.6%
Puerto Rico Elec Pwr Auth
Series 2010DDD
5.00%, 7/01/21	300	198,441
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.246%, 7/01/28 (a)	280	188,983

		387,424

Rhode Island - 1.1%
Rhode Island Higher Ed Svgs Tr (Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/18	600	688,944

Company	Principal Amount (000)	U.S. $ Value
Texas - 9.0%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	$1,010	$1,076,660
Denton TX ISD GO
Series 2012A
2.125%, 8/01/42	180	183,564
Houston TX ISD GO
2.00%, 6/01/29 (c)	295	295,000
Houston TX Util Sys
Series 2014C
5.00%, 5/15/28	160	189,915
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc./The)
Series 2007
5.50%, 8/01/22	460	536,139
San Antonio TX Elec & Gas
Series 2012B
2.00%, 12/01/27	635	650,088
San Antonio TX Util Drainage Sys
5.00%, 2/01/27	135	158,598
San Antonio TX Wtr
NATL
5.50%, 5/15/16	1,220	1,343,330
Spring TX ISD GO
5.00%, 8/15/24	600	701,736
Tarrant TX Regional WTR Dist
Series 2012A
5.00%, 3/01/15	385	398,864

		5,533,894

Virginia - 1.6%
Fairfax Cnty VA GO
Series 2011A
5.00%, 4/01/17	580	652,245
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
5.00%, 3/15/16	310	336,142

		988,387

Washington - 3.9%
Energy Northwest WA (Bonneville Power Admin)
Series 2012A
5.00%, 7/01/19	620	730,968
King Cnty WA GO
5.00%, 6/01/15	550	576,367
Seattle WA GO
5.00%, 5/01/16	335	365,006
Washington St GO
Series 2011R
5.00%, 7/01/17	650	736,151

		2,408,492

Company	Shares	U.S. $ Value
Total Municipal Obligations (cost $41,300,064)		$42,458,213

COMMON STOCKS - 19.8%
Financials - 4.1%
Capital Markets - 0.4%
Affiliated Managers Group, Inc. (d)	145	27,347
Bank of New York Mellon Corp. (The)	450	15,552
BlackRock, Inc.-Class A	108	32,929
Daiwa Securities Group, Inc.	2,000	16,245
Deutsche Bank AG (REG)	631	25,556
E*Trade Financial Corp. (d)	850	17,315
Macquarie Group Ltd.	160	8,968
Morgan Stanley	150	4,629
State Street Corp.	390	25,455
UBS AG (REG) (d)	3,313	66,610

		240,606

Commercial Banks - 1.3%
Banco do Brasil SA	1,000	10,164
Bank Hapoalim BM	2,580	15,071
Bank of America Corp.	6,600	99,924
Bank of Montreal	190	13,366
Bank of Nova Scotia	260	16,696
China Construction Bank Corp.-Class H	17,000	12,484
Citigroup, Inc.	1,800	85,626
Comerica, Inc.	175	8,395
Credit Agricole SA	640	9,989
Danske Bank A/S	910	25,678
Fifth Third Bancorp	350	7,241
Grupo Financiero Banorte SAB de CV-Class O	2,510	18,330
HDFC Bank Ltd.	1,670	22,423
Industrial & Commercial Bank of China Ltd.-Class H	16,000	10,391
JPMorgan Chase & Co.	1,200	66,684
Kasikornbank PCL (NVDR)	2,600	14,882
KBC Groep NV (d)	420	25,020
Lloyds Banking Group PLC (d)	30,270	39,456
Mitsubishi UFJ Financial Group, Inc.	4,300	24,271
Regions Financial Corp.	900	9,171
Sberbank of Russia (Sponsored ADR)	2,947	29,853
Shinhan Financial Group Co., Ltd.	330	14,427
Societe Generale SA	599	34,527
State Bank of India	310	13,309
Sumitomo Mitsui Financial Group, Inc.	500	20,289
Toronto-Dominion Bank (The)	500	24,790
UniCredit SpA	4,850	42,344
Wells Fargo & Co.	1,500	76,170

		790,971

Consumer Finance - 0.3%
Capital One Financial Corp.	1,000	78,890
Discover Financial Services	775	45,826
Muthoot Finance Ltd.	5,150	17,069
Shriram Transport Finance Co., Ltd.	2,340	37,526
SLM Corp.	3,100	26,691

		206,002

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.-Class B (d)	260	$33,368
IG Group Holdings PLC	1,773	17,895
ING Groep NV (d)	1,240	17,391
IntercontinentalExchange Group, Inc.	430	84,452
McGraw Hill Financial, Inc.	50	4,089
ORIX Corp.	2,700	43,189
Voya Financial, Inc.	850	30,430

		230,814

Insurance - 1.2%
Admiral Group PLC	2,792	68,305
AIA Group Ltd.	16,800	84,347
Allstate Corp. (The)	550	32,043
American Financial Group, Inc./OH	600	35,028
American International Group, Inc.	1,400	75,698
AON PLC	500	44,970
Assurant, Inc.	450	30,515
Aviva PLC	1,610	14,166
BB Seguridade Participacoes SA	3,200	40,709
Chubb Corp. (The)	400	37,064
Genworth Financial, Inc.-Class A (d)	1,670	28,373
Lancashire Holdings Ltd.	3,365	36,606
Lincoln National Corp.	1,300	62,348
Muenchener Rueckversicherungs AG	115	25,514
PartnerRe Ltd.	400	42,948
Prudential PLC	2,830	65,831
Suncorp Group Ltd.	1,010	12,580
Travelers Cos., Inc. (The)	275	25,699
Unum Group	125	4,239

		766,983

Real Estate Management & Development - 0.4%
Aeon Mall Co., Ltd.	500	12,628
Ayala Land, Inc.	8,200	5,645
China Overseas Land & Investment Ltd.	4,000	10,501
Country Garden Holdings Co., Ltd.	45,000	19,006
Daito Trust Construction Co., Ltd.	500	54,302
Global Logistic Properties Ltd.	29,000	64,366
Hang Lung Properties Ltd.	12,000	38,229
Lend Lease Group	1,510	18,884

		223,561

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	2,830	42,094

		2,501,031

Consumer Discretionary - 3.3%
Auto Components - 0.3%
Cie Generale des Etablissements Michelin-Class B	242	29,801
Dana Holding Corp.	1,400	30,996
GKN PLC	2,640	17,396
Lear Corp.	345	30,377
Magna International, Inc. (Toronto)-Class A	100	10,232
Plastic Omnium SA	460	15,642
TRW Automotive Holdings Corp. (d)	375	31,826
Valeo SA	400	53,736

		220,006

Company	Shares	U.S. $ Value
Automobiles - 0.4%
Ford Motor Co.	2,700	$44,388
Great Wall Motor Co., Ltd.-Class H	3,000	12,380
Honda Motor Co., Ltd.	1,000	35,105
Hyundai Motor Co.	60	13,231
Nissan Motor Co., Ltd.	2,300	20,758
Tata Motors Ltd.	2,610	18,286
Tata Motors Ltd.-Class A	1,620	7,082
Toyota Motor Corp.	1,400	79,290
Volkswagen AG (Preference Shares)	88	23,433

		253,953

Distributors - 0.0%
Inchcape PLC	550	5,754

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	4,900	58,814
Kroton Educacional SA	2,100	53,308

		112,122

Hotels, Restaurants & Leisure - 0.3%
Ajisen China Holdings Ltd.	14,000	11,208
Galaxy Entertainment Group Ltd.	1,000	8,026
Melco Crown Entertainment Ltd. (ADR)	800	27,576
Melco International Development Ltd.	2,000	6,376
Merlin Entertainments PLC (d)(e)	2,670	16,309
Sodexo	451	48,509
Starbucks Corp.	995	72,874
William Hill PLC	1,854	11,062
Yum! Brands, Inc.	165	12,756

		214,696

Household Durables - 0.0%
PulteGroup, Inc.	1,350	26,406

Internet & Catalog Retail - 0.2%
Just Eat PLC(d)	2,608	10,710
Priceline Group, Inc. (The) (d)	85	108,684

		119,394

Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	397	51,181

Media - 0.6%
Comcast Corp.-Class A	2,561	133,684
Gannett Co., Inc.	1,500	41,685
Liberty Global PLC-Class A (d)	193	8,689
Liberty Global PLC-Series C (d)	1,241	53,115
Twenty-First Century Fox, Inc.-Class A	1,075	38,066
Walt Disney Co. (The)	1,117	93,839

		369,078

Company	Shares	U.S. $ Value
Multiline Retail - 0.1%
Macy’s, Inc.	700	$41,923

Specialty Retail - 0.7%
Foot Locker, Inc.	650	31,317
GameStop Corp.-Class A	1,100	41,635
Gap, Inc. (The)	450	18,554
Home Depot, Inc. (The)	1,044	83,760
Kingfisher PLC	1,720	11,328
L’Occitane International SA	3,250	7,673
Mr. Price Group Ltd.	720	11,603
O’Reilly Automotive, Inc. (d)	222	32,845
Office Depot, Inc. (d)	6,100	31,232
Shimamura Co., Ltd.	200	19,393
Sports Direct International PLC (d)	3,359	44,405
TJX Cos., Inc. (The)	905	49,277
Yamada Denki Co., Ltd.	4,800	17,757
Zhongsheng Group Holdings Ltd.	3,500	4,420

		405,199

Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA	607	64,048
Hugo Boss AG	144	20,480
Li & Fung Ltd.	36,000	52,114
Michael Kors Holdings Ltd. (d)	296	27,936
NIKE, Inc.-Class B	705	54,221
Prada SpA	700	5,241
Samsonite International SA	3,900	12,244

		236,284

		2,055,996

Information Technology - 2.8%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. (d)	2,500	22,800
Cisco Systems, Inc.	700	17,234
F5 Networks, Inc. (d)	488	52,972
Harris Corp.	450	34,763

		127,769

Computers & Peripherals - 0.6%
Apple, Inc.	354	224,082
Asustek Computer, Inc.	2,000	22,035
Casetek Holdings Ltd.	2,000	11,083
Catcher Technology Co., Ltd.	4,000	35,819
Hewlett-Packard Co.	2,700	90,450
Inventec Corp.	12,000	11,221

		394,690

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.-Class A	683	65,431
Arrow Electronics, Inc. (d)	475	27,408

		92,839

Internet Software & Services - 0.5%
Baidu, Inc. (Sponsored ADR) (d)	70	11,620

Company	Shares	U.S. $ Value
CoStar Group, Inc. (d)	121	$19,185
Facebook, Inc.-Class A (d)	940	59,502
Google, Inc.-Class A (d)	167	95,465
Google, Inc.-Class C (d)	167	93,684
Telecity Group PLC	2,610	31,113

		310,569

IT Services - 0.5%
Booz Allen Hamilton Holding Corp.	475	10,512
Cognizant Technology Solutions Corp.-Class A (d)	1,225	59,547
Fujitsu Ltd.	3,000	20,427
HCL Technologies Ltd.	300	7,250
Tata Consultancy Services Ltd.	320	11,622
Visa, Inc.-Class A	749	160,908
Western Union Co. (The)-Class W	1,100	17,787
Xerox Corp.	4,000	49,400

		337,453

Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	1,600	32,304
Intel Corp.	1,800	49,176
Lam Research Corp. (d)	125	7,755
Linear Technology Corp.	1,562	72,102
Micron Technology, Inc. (d)	1,000	28,590
Novatek Microelectronics Corp.	4,000	20,507
Samsung Electronics Co., Ltd.	25	35,414
SK Hynix, Inc. (d)	340	14,745
Sumco Corp.	1,700	13,366
Taiwan Semiconductor Manufacturing Co., Ltd.	4,000	16,032
Tokyo Electron Ltd.	200	12,066

		302,057

Software - 0.3%
ANSYS, Inc. (d)	529	38,855
Dassault Systemes	42	5,330
Electronic Arts, Inc. (d)	1,305	45,845
FireEye, Inc. (d)	502	16,501
Informatica Corp. (d)	679	24,845
NetSuite, Inc. (d)	217	17,466
ServiceNow, Inc. (d)	661	34,577

		183,419

		1,748,796

Health Care - 2.4%
Biotechnology - 0.7%
Actelion Ltd. (REG) (d)	320	31,846
Biogen Idec, Inc. (d)	433	138,287
Gilead Sciences, Inc. (d)	2,079	168,836
Quintiles Transnational Holdings, Inc. (d)	1,252	63,827
Theravance, Inc. (d)	250	7,163
Vertex Pharmaceuticals, Inc. (d)	225	16,258

		426,217

Company	Shares	U.S. $ Value
Health Care Equipment & Supplies - 0.2%
Intuitive Surgical, Inc. (d)	198	$73,208
Medtronic, Inc.	1,020	62,251

		135,459

Health Care Providers & Services - 0.3%
Aetna, Inc.	500	38,775
Catamaran Corp. (d)	200	8,811
McKesson Corp.	242	45,893
UnitedHealth Group, Inc.	775	61,713
WellPoint, Inc.	125	13,545

		168,737

Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	160	49,086
Mettler-Toledo International, Inc. (d)	150	36,753

		85,839

Pharmaceuticals - 1.1%
Allergan, Inc./United States	856	143,346
Astellas Pharma, Inc.	1,200	15,438
GlaxoSmithKline PLC	1,890	50,721
GlaxoSmithKline PLC (Sponsored ADR)	750	40,455
Johnson & Johnson	850	86,241
Lupin Ltd.	170	2,693
Merck & Co., Inc.	650	37,609
Novartis AG	440	39,589
Novo Nordisk A/S-Class B	144	6,097
Pfizer, Inc.	4,380	129,779
Richter Gedeon Nyrt	680	12,766
Roche Holding AG	170	50,108
Sun Pharmaceutical Industries Ltd.	2,790	28,740

		643,582

		1,459,834

Industrials - 2.3%
Aerospace & Defense - 0.4%
Airbus Group NV	860	61,691
Boeing Co. (The)	642	86,830
MTU Aero Engines AG	140	13,067
Northrop Grumman Corp.	175	21,271
Precision Castparts Corp.	169	42,754
Safran SA	370	25,120
Thales SA	120	7,187
Zodiac Aerospace	135	4,801

		262,721

Airlines - 0.2%
Copa Holdings SA -Class A	459	65,605
Delta Air Lines, Inc.	575	22,948
Japan Airlines Co., Ltd.	200	10,461
Qantas Airways Ltd. (d)	10,250	13,432
Turk Hava Yollari (d)	4,435	15,080

		127,526

Company	Shares	U.S. $ Value
Building Products - 0.0%
Asahi Glass Co., Ltd.	2,000	$11,163

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	3,497	71,219
Edenred	890	27,901

		99,120

Construction & Engineering - 0.0%
URS Corp.	225	10,125

Electrical Equipment - 0.2%
AMETEK, Inc.	1,137	60,352
Sumitomo Electric Industries Ltd.	1,700	22,997

		83,349

Industrial Conglomerates - 0.4%
Alliance Global Group, Inc.	9,300	6,314
Bidvest Group Ltd.	590	16,411
Danaher Corp.	1,294	101,488
General Electric Co.	3,300	88,407
Hutchison Whampoa Ltd.	1,000	13,413

		226,033

Machinery - 0.2%
Caterpillar, Inc.	300	30,669
Dover Corp.	350	30,513
Illinois Tool Works, Inc.	125	10,819
ITT Corp.	425	18,564
Parker Hannifin Corp.	325	40,700

		131,265

Marine - 0.1%
AP Moeller-Maersk A/S-Class B	15	39,252
Nippon Yusen KK	6,000	17,763

		57,015

Professional Services - 0.5%
Applus Services SA (d)	1,455	32,527
Bureau Veritas SA	2,260	68,156
Capita PLC	5,198	96,535
Intertek Group PLC	1,865	91,236
SGS SA	10	25,101

		313,555

Road & Rail - 0.1%
Canadian National Railway Co.	180	10,917
Central Japan Railway Co.	200	26,596
Globaltrans Investment PLC (Sponsored GDR) (e)	1,440	15,768

		53,281

Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	900	17,838

		1,392,991

Company	Shares	U.S. $ Value
Consumer Staples - 1.9%
Beverages - 0.3%
Asahi Group Holdings Ltd.	300	$8,489
Carlsberg A/S-Class B	170	17,733
Diageo PLC	1,600	51,517
Monster Beverage Corp. (d)	1,031	71,531
SABMiller PLC (London)	365	20,290

		169,560

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	516	59,866
CVS Caremark Corp.	1,871	146,537
Jeronimo Martins SGPS SA	1,499	25,600
Koninklijke Ahold NV	1,440	26,186
Kroger Co. (The)	1,200	57,288
Lenta Ltd. (GDR) (d)(e)	2,203	23,132
Magnit OJSC (Sponsored GDR) (e)	20	1,164
Olam International Ltd.	13,636	25,459
Tsuruha Holdings, Inc.	200	10,751

		375,983

Food Products - 0.3%
Ajinomoto Co., Inc.	1,000	15,660
Danone SA	130	9,694
Hershey Co. (The)	509	49,546
Keurig Green Mountain, Inc.	282	31,804
Mead Johnson Nutrition Co.-Class A	722	64,597
Unilever PLC	180	8,093

		179,394

Household Products - 0.1%
Henkel AG & Co. KGaA	475	48,185
LG Household & Health Care Ltd.	50	25,030
Procter & Gamble Co. (The)	375	30,296

		103,511

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	497	38,080

Tobacco - 0.5%
British American Tobacco PLC	1,875	113,533
Imperial Tobacco Group PLC	574	25,920
Japan Tobacco, Inc.	3,100	105,302
Philip Morris International, Inc.	944	83,582

		328,337

		1,194,865

Energy - 1.4%
Energy Equipment & Services - 0.3%
Aker Solutions ASA	1,040	18,298
Halliburton Co.	650	42,016
Nabors Industries Ltd.	300	7,869
Oceaneering International, Inc.	197	14,194
Schlumberger Ltd.	733	76,262
Seadrill Ltd.	340	12,831

		171,470

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.1%
BG Group PLC	1,370	$28,092
Canadian Natural Resources Ltd.	290	11,803
Chesapeake Energy Corp.	250	7,180
Chevron Corp.	700	85,953
China Petroleum & Chemical Corp.-Class H	18,200	16,459
ENI SpA	480	12,225
Exxon Mobil Corp.	1,250	125,662
Gazprom OAO (Sponsored ADR)	510	4,167
Hess Corp.	850	77,605
JX Holdings, Inc.	6,700	35,022
LUKOIL OAO (London) (Sponsored ADR)	210	11,878
NovaTek OAO (Sponsored GDR) (e)	96	11,136
Occidental Petroleum Corp.	750	74,767
Phillips 66	300	25,437
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	740	29,108
Suncor Energy, Inc. (Toronto)	400	15,394
Total SA	250	17,552
Valero Energy Corp.	1,325	74,266

		663,706

		835,176

Materials - 0.7%
Chemicals - 0.5%
Arkema SA	240	24,563
BASF SE	90	10,372
CF Industries Holdings, Inc.	21	5,110
Denki Kagaku Kogyo KK	4,000	14,586
Essentra PLC	3,930	52,065
Huntsman Corp.	300	8,007
JSR Corp.	1,500	25,324
Koninklijke DSM NV	323	23,310
LyondellBasell Industries NV-Class A	410	40,824
Monsanto Co.	612	74,572
Nippon Shokubai Co., Ltd.	1,000	12,642
Potash Corp. of Saskatchewan, Inc.	340	12,349

		303,724

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (e)	127	6,829

Metals & Mining - 0.1%
Barrick Gold Corp.	690	11,200
Dowa Holdings Co., Ltd.	1,000	8,885
MMC Norilsk Nickel OJSC (ADR)	1,070	20,512
Rio Tinto PLC	560	28,719

		69,316

Paper & Forest Products - 0.1%
Mondi PLC	962	17,305

		397,174

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,900	67,393
Bezeq The Israeli Telecommunication Corp., Ltd.	5,702	10,235

Company	Shares	U.S. $ Value
Hellenic Telecommunications Organization SA (d)	760	$10,900
Nippon Telegraph & Telephone Corp.	400	23,681
Orange SA	2,670	44,664
Vivendi SA (d)	816	21,397
Ziggo NV	300	14,147

		192,417

Wireless Telecommunication Services - 0.2%
China Mobile Ltd.	2,000	19,589
Rogers Communications, Inc.-Class B	210	8,487
Tower Bersama Infrastructure Tbk PT	10,500	6,908
Turkcell Iletisim Hizmetleri AS (d)	2,640	16,496
Vodafone Group PLC	13,250	46,455
Vodafone Group PLC (Sponsored ADR)	763	26,712

		124,647

		317,064

Utilities - 0.4%
Electric Utilities - 0.1%
Edison International	950	52,383
EDP-Energias de Portugal SA	3,630	17,180
Enel SpA	3,420	19,371

		88,934

Gas Utilities - 0.1%
Atmos Energy Corp.	425	21,293
UGI Corp.	650	31,635

		52,928

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	2,607	34,872
Calpine Corp. (d)	1,500	34,980

		69,852

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	950	22,914
DTE Energy Co.	100	7,612

		30,526

		242,240

Total Common Stocks (cost $9,167,774)		12,145,167

INVESTMENT COMPANIES - 10.0%
Funds and Investment Trusts - 10.0%
AllianceBernstein Pooling Portfolio - Volatility Management Portfolio (f)(g) (cost $5,296,626)	508,347	6,176,420

WARRANTS - 0.0%
Financials - 0.0%
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp., Merrill Lynch International, expiring 8/19/15 (d)	760	11,257

Company	Shares	U.S. $ Value
Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (d)	2,440	$4,380

Total Warrants (cost $12,920)		15,637

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (g) (cost $222,828)	222,828	222,828

Total Investments - 99.3% (cost $56,000,212) (h)		61,018,265
Other assets less liabilities - 0.7%		456,174

Net Assets - 100.0%		$61,474,439

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	RUB	655	USD	18	8/14/14	$(203)
Credit Suisse International	USD	66	NOK	390	8/14/14	(1,258)
State Street Bank & Trust Co.	AUD	29	USD	27	8/14/14	(188)
State Street Bank & Trust Co.	CAD	80	USD	73	8/14/14	(158)
State Street Bank & Trust Co.	CHF	122	USD	139	8/14/14	2,510
State Street Bank & Trust Co.	EUR	43	USD	59	8/14/14	605
State Street Bank & Trust Co.	GBP	228	USD	384	8/14/14	1,817
State Street Bank & Trust Co.	GBP	12	USD	20	8/14/14	(11)
State Street Bank & Trust Co.	HKD	1,134	USD	146	8/14/14	31
State Street Bank & Trust Co.	HKD	49	USD	6	8/14/14	(1)
State Street Bank & Trust Co.	JPY	17,383	USD	171	8/14/14	71
State Street Bank & Trust Co.	JPY	15,349	USD	149	8/14/14	(1,814)
State Street Bank & Trust Co.	USD	56	AUD	60	8/14/14	(328)
State Street Bank & Trust Co.	USD	24	AUD	26	8/14/14	182
State Street Bank & Trust Co.	USD	313	CAD	343	8/14/14	2,312
State Street Bank & Trust Co.	USD	82	CHF	73	8/14/14	(704)
State Street Bank & Trust Co.	USD	58	EUR	42	8/14/14	(683)
State Street Bank & Trust Co.	USD	129	GBP	77	8/14/14	(347)
State Street Bank & Trust Co.	USD	17	JPY	1,741	8/14/14	(90)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	18	NOK	108	8/14/14	$(192)
State Street Bank & Trust Co.	USD	42	NOK	256	8/14/14	242
State Street Bank & Trust Co.	USD	15	NZD	18	8/14/14	(251)
State Street Bank & Trust Co.	USD	186	SEK	1,213	8/14/14	(4,596)
State Street Bank & Trust Co.	USD	33	SGD	41	8/14/14	(134)

						$(3,188)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$3,000	8/11/15	2.030%	CPI	#	$(134,866)
Barclays Bank PLC	500	7/19/17	2.038%	CPI	#	2,653
Barclays Bank PLC	300	10/05/22	2.765%	CPI	#	(13,171)
Citibank, NA	250	8/26/20	2.298%	CPI	#	(809)
JP Morgan Chase Bank, NA	200	3/04/24	2.493%	CPI	#	393
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	(40,320)
Morgan Stanley Capital Services LLC	150	4/16/23	2.690%	CPI	#	(5,084)

						$(191,204)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of May 31, 2014.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2014.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate market value of these securities amounted to $74,338 or 0.1% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of May 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,429,652 and gross unrealized depreciation of investments was $(411,599), resulting in net unrealized appreciation of $5,018,053.

As of May 31, 2014, the Strategy held 69.6% of its total investments in municipal bonds. Of the total investments in municipal bonds, 10.8% is insured (0.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NATL	-	National Interstate Corporation
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PCR	-	Pollution Control Revenue Bond
REG	-	Registered Shares
SRF	-	State Revolving Fund
UDC	-	Urban Development Corporation

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

May 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2014:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$42,458,213	$	– 0	–	$42,458,213
Common Stocks:
Financials		1,389,623		1,111,408		– 0	–	2,501,031
Consumer Discretionary		1,368,215		687,781		– 0	–	2,055,996
Information Technology		1,480,766		268,030		– 0	–	1,748,796
Health Care		1,172,750		287,084		– 0	–	1,459,834
Industrials		690,257		702,734		– 0	–	1,392,991
Consumer Staples		634,291		560,574		– 0	–	1,194,865
Energy		665,589		169,587		– 0	–	835,176

Materials	179,403		217,771			– 0	–	397,174
Telecommunication Services	102,592		214,472			– 0	–	317,064
Utilities	205,689		36,551			– 0	–	242,240
Investment Companies	6,176,420		– 0	–		– 0	–	6,176,420
Warrants	– 0	–	15,637			– 0	–	15,637
Short-Term Investments	222,828		– 0	–		– 0	–	222,828

Total Investments in Securities	14,288,423		46,729,842			– 0	–	61,018,265
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	7,770			– 0	–	7,770
Inflation (CPI) Swaps	– 0	–	3,046			– 0	–	3,046
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(10,958)			– 0	–	(10,958)
Inflation (CPI) Swaps	– 0	–	(194,250)			– 0	–	(194,250)

Total+	$14,288,423		$46,535,450		$	– 0	–	$60,823,873

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Corporates - Non- Investment Grades
Balance as of 8/31/13		$21,611			$3,507
Accrued discounts/(premiums)		– 0	–		6
Realized gain (loss)		– 0	–		(23)
Change in unrealized appreciation/depreciation		– 0	–		48
Purchases		– 0	–		– 0	–
Sales		– 0	–		(3,538)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		(21,611)			– 0	–

Balance as of 5/31/14	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$	– 0	–	$	– 0	–

	Rights^			Total
Balance as of 8/31/13	$	– 0	–		$25,118
Accrued discounts/(premiums)		– 0	–		6
Realized gain (loss)		– 0	–		(23)
Change in unrealized appreciation/depreciation		– 0	–		48
Purchases		– 0	–		– 0	–
Sales		– 0	–		(3,538)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		(21,611)

Balance as of 5/31/14	$	– 0	–	$	– 0	– +

Net change in unrealized appreciation/depreciation from Investments held as of 5/31/14	$	– 0	–	$	– 0	–

^	The security which had zero market value at year end is no longer held by the Strategy.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 21, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 21, 2014